SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance expenses:
Interest in respect of short-term loans, credit cards and bank fees	$ 3,254	$ 3,342	$ 3,591
Interest in respect of loans to related parties	1,053	568	585
Amortization/accretion of premium/discount on marketable securities	161
Realized gain/loss from marketable securities	11
Changes in derivatives fair value	3,427		193
Foreign exchange transactions losses	7,128	6,578	6,259
Finance expenses	15,034	10,488	10,628
Finance income:
Interest in respect of cash and cash equivalent and short-term bank deposits	657	1,018	1,472
Changes in derivatives fair value		33
Interest income from marketable securities	213
Foreign exchange transactions gains	3,965	3,859	5,517
Finance income	4,835	4,910	6,989
Finance expenses, net	10,199	5,578	3,639
Numerator:
Net income attributable to controlling interest, as reported	7,218	12,862	24,405
Adjustment to redemption value of non-controlling interest			203
Numerator for basic and diluted net income per share	$ 7,218	$ 12,862	$ 24,608
Denominator:
Denominator for basic income per share	34,419	34,384	34,358
Effect of dilutive stock based awards	55	76	51
Denominator for diluted income per share	34,474	34,460	34,409
Earnings Per Share:
Basic and diluted earnings per share	$ 0.21	$ 0.37	$ 0.72